Operating Expenses - Summary of Operating Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Salaries and wages	₩ 3,568,456	₩ 3,477,596	₩ 3,303,484
Depreciation	2,745,969	2,762,773	2,756,131
Amortization of intangible assets	618,533	582,493	582,467
Commissions	1,085,865	1,099,429	1,036,852
Interconnection charges	640,612	690,285	689,293
International interconnection fee	214,058	216,633	231,060
Purchase of inventories	4,053,693	3,407,263	3,963,036
Changes of inventories	(187,439)	162,323	(198,028)
Sales commission	2,201,778	1,968,035	1,856,595
Service cost	1,428,405	1,322,337	1,163,887
Utilities	323,313	323,406	319,303
Taxes and dues	279,574	255,480	256,958
Rent	448,772	455,457	469,950
Insurance premium	69,384	178,231	211,104
Installation fee	146,783	156,669	249,413
Advertising expenses	197,114	185,560	177,348
Research and development expenses	168,635	167,881	183,821
Card service cost	3,094,894	3,049,559	2,959,765
Others	1,379,438	1,319,688	1,410,349
Total	₩ 22,477,837	₩ 21,781,098	₩ 21,622,788